Income Taxes	12 Months Ended
Mar. 31, 2025
TextBlock1 [Abstract]
Income Taxes

(23) Income Taxes
(a) Income Tax Expense
Profit before income taxes and income tax expense for the years ended March 31, 2023, 2024 and 2025 consist of the following:

	Yen (millions)
	2023			2024			2025
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥(40,638)	¥920,203	¥879,565	¥148,651	¥1,493,733	¥1,642,384	¥180,912	¥1,136,728	¥1,317,640

Income tax expense (benefit):
Current taxes	12,699	353,611	366,310	19,081	606,077	625,158	28,922	499,076	527,998
Deferred taxes	(92,631)	(111,423)	(204,054)	34,265	(199,629)	(165,364)	(3,821)	(109,571)	(113,392)

Total	¥(79,932)	¥242,188	¥162,256	¥53,346	¥406,448	¥459,794	¥25,101	¥389,505	¥414,606

The benefits of deferred taxes in Japan for the year ended March 31, 202
3
, include tax benefits of ¥96,195 million resulting from the recognition of deferred tax assets previously unrecognized on tax losses, tax credits and deductible temporary differences since we consider it probable that future taxable profit would be available in the consolidated group under the Japanese Group Relief System, which consists of the Company and its certain consolidated subsidiaries in Japan.
The statutory income tax rate in Japan is approximately 30.2% for each of the years in the three-year period ended March 31, 2025.
The Japanese statutory income tax rate for the years ended March 31, 2023, 2024 and 2025 differs from the average effective tax rate for the following reasons:

	2023	2024	2025
Statutory income tax rate *	30.2%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(6.3)	(5.4)	(5.2)
Effects of investments accounted for using the equity method	(4.0)	(2.0)	0.0
Effects of undistributed earnings and withholding taxes on royalty	11.3	6.1	7.0
Changes in unrecognized deferred tax assets	(10.3)	0.1	1.1
Effects of income and expense not taxable and deductible for tax purpose	0.1	0.0	0.5
Effects of tax credit	(2.9)	(2.6)	(2.2)
Other adjustments relating to prior years	(0.5)	(0.1)	(2.1)
Adjustments for the uncertain tax treatments on income taxes	0.6	0.1	0.6
Adjustments for the changes in income tax laws	(0.6)	0.2	0.4
Other	0.8	1.4	1.2

Average effective tax rate	18.4%	28.0%	31.5%

Explanatory note:

*
On March 31, 2025, the National Diet of Japan approved amendments to existing income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for
the
 years beginning on and after April 1, 2026 was changed to approximately 31%.

(b) Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Deferred tax assets:
Inventories	¥60,476	¥62,292
Accrued expenses	75,627	64,632
Provisions	170,286	243,174
Property, plant and equipment	40,470	55,231
Intangible assets	75,630	91,540
Retirement benefit liabilities	59,951	60,634
Lease liabilities	72,720	82,117
Carryforward of unused tax losses	95,400	36,057
Carryforward of unused tax credit	11,387	4,932
Other	105,431	137,622

Total	¥767,378	¥838,231

Deferred tax liabilities:
Property, plant and equipment	¥154,256	¥151,402
Intangible assets	195,662	236,577
Other financial assets	55,074	62,934
Operating leases	776,937	721,248
Undistributed earnings	71,577	71,781
Retirement benefit assets	37,780	44,309
Receivables from financial services	63,070	34,337
Other	97,233	90,228

Total	¥1,451,589	¥1,412,816

Net deferred tax assets (liabilities)	¥(684,211)	¥(574,585)

The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Inventories	¥(7,407)	¥(8,335)	¥(2,284)
Provisions	(27,854)	(26,423)	(75,290)
Property, plant and equipment *	19,079	(41,544)	(16,389)
Retirement benefit liabilities (assets)	(4,149)	(1,840)	3,308
Operating leases	(153,429)	(93,321)	(46,698)
Undistributed earnings	(1,005)	8,355	(537)
Carryforward of unused tax losses	(42,172)	17,652	59,300
Carryforward of unused tax credit	9,504	4,238	6,400
Other *	3,379	(24,146)	(41,202)

Total	¥(204,054)	¥(165,364)	¥(113,392)

Explanatory note:

*
Honda has adopted “Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)” with a date of initial application of April 1, 2023 and the comparative information has been retrospectively adjusted.

Honda considers the probability that a portion of, or all of, the deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit can be utilized against future taxable profits in the recognition of deferred tax assets. In assessing recoverability of deferred tax assets, management considers the scheduled reversal of deferred tax liabilities, projected future taxable profit and tax planning strategies. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is probable that Honda will utilize the benefits of these deferred tax assets as of March 31, 2024 and 2025. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors. Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period are ¥629 million and ¥637 million as of March 31, 2024 and 2025, respectively.
Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Deductible temporary differences	¥446,655	¥461,089
Carryforward of unused tax losses	439,849	436,674
Carryforward of unused tax credit	65,643	124,850
The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Within 1 year	¥4,088	¥12,142
Between 1 and 5 years	95,320	92,042
Between 5 and 20 years	55,480	36,115
Indefinite periods	284,961	296,375

Total	¥439,849	¥436,674

The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Within 1 year	¥38	¥4
Between 1 and 5 years	65,574	124,831
Between 5 and 20 years	31	15
Indefinite periods	—	—

Total	¥65,643	¥124,850

The aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized as of March 31, 2024 and 2025 are ¥8,112,152 million and ¥8,127,532 million, respectively.

(c) Global minimum taxation
The Act for Partial Amendment to the Income Tax Act, etc. (Act No. 3 of 2023) to implement the global minimum tax rule has been enacted in Japan. The Company and its certain domestic subsidiaries will be additionally taxed on the income of their foreign subsidiaries and joint ventures that are taxed below

15
%
in the tax jurisdictions where these subsidiaries and joint ventures are located. The enacted global minimum tax rule in Japan is effective from the years beginning on or after April 1, 2024, and its impact on income tax expense related to the Pillar Two model rules was immaterial for the year ended March 31, 2025.